Other Non-Current Receivables (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 10, 2019 USD ($) shares	Feb. 17, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares
Other Non-Current Receivables (Details) [Line Items]
Number of instalments payment	2
Univo Pharmaceuticals [Member]
Other Non-Current Receivables (Details) [Line Items]
Amount agreed to pay by company	$ 500
Number of ordinary shares issued (in Shares) | shares				19,934,355
Number of indications		2
Fund paid per indication		$ 200
Laboratory services expenses			$ 2,199	$ 201
Univo Pharmaceuticals [Member] | Private Placement [Member]
Other Non-Current Receivables (Details) [Line Items]
Number of ordinary shares issued (in Shares) | shares	19,934,355
Percentage of outstanding shares	16.60%